Quarterly Holdings Report
for

Fidelity® SAI Real Estate Index Fund

April 30, 2020

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV8-QTLY-0620
1.9867772.104

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 99.5%
REITs - Apartments - 22.4%
American Campus Communities, Inc.	7,589	$267,816
American Homes 4 Rent Class A	14,060	339,408
Apartment Investment & Management Co. Class A	8,221	309,685
AvalonBay Communities, Inc.	7,709	1,256,182
Camden Property Trust (SBI)	5,344	470,646
Equity Residential (SBI)	19,269	1,253,641
Essex Property Trust, Inc.	3,648	890,477
Front Yard Residential Corp. Class B	2,646	30,191
Independence Realty Trust, Inc.	5,062	50,974
Invitation Homes, Inc.	29,714	702,736
Mid-America Apartment Communities, Inc.	6,295	704,536
UDR, Inc.	16,176	606,115
		6,882,407
REITs - Diversified - 12.6%
Apple Hospitality (REIT), Inc.	11,652	112,791
CorePoint Lodging, Inc.	2,104	9,152
Cousins Properties, Inc.	8,104	244,498
Digital Realty Trust, Inc.	14,511	2,169,249
Duke Realty Corp.	20,286	703,924
PS Business Parks, Inc.	1,105	142,644
Vornado Realty Trust	8,749	383,381
Washington REIT (SBI)	4,460	104,007
		3,869,646
REITs - Health Care - 9.6%
HCP, Inc.	27,331	714,432
Healthcare Realty Trust, Inc.	7,382	216,957
LTC Properties, Inc.	2,206	78,534
Senior Housing Properties Trust (SBI)	12,841	39,936
Universal Health Realty Income Trust (SBI)	700	74,872
Ventas, Inc.	20,584	665,892
Welltower, Inc.	22,404	1,147,757
		2,938,380
REITs - Hotels - 4.1%
Ashford Hospitality Trust, Inc.	4,574	3,761
Chatham Lodging Trust	2,533	19,023
DiamondRock Hospitality Co.	11,102	69,165
Hersha Hospitality Trust	1,938	10,136
Hospitality Properties Trust (SBI)	9,163	63,500
Host Hotels & Resorts, Inc.	39,612	487,624
Park Hotels & Resorts, Inc.	13,258	126,084
Pebblebrook Hotel Trust	7,243	85,757
RLJ Lodging Trust	9,458	87,865
Ryman Hospitality Properties, Inc.	3,010	106,373
Summit Hotel Properties, Inc.	5,676	34,397
Sunstone Hotel Investors, Inc.	12,469	114,590
Xenia Hotels & Resorts, Inc.	6,255	60,674
		1,268,949
REITs - Management/Investment - 0.7%
American Assets Trust, Inc.	2,662	75,388
Empire State Realty Trust, Inc.	8,303	69,413
Retail Properties America, Inc.	11,867	73,575
		218,376
REITs - Manufactured Homes - 4.2%
Equity Lifestyle Properties, Inc.	10,047	605,935
Sun Communities, Inc.	5,116	687,590
		1,293,525
REITs - Office Buildings - 0.2%
Government Properties Income Trust	2,671	73,185
REITs - Office Property - 10.8%
Boston Properties, Inc.	7,938	771,415
Brandywine Realty Trust (SBI)	9,767	109,000
Columbia Property Trust, Inc.	6,473	92,499
Corporate Office Properties Trust (SBI)	6,187	163,461
Douglas Emmett, Inc.	9,103	277,550
Easterly Government Properties, Inc.	4,090	110,062
Equity Commonwealth	6,720	228,144
Franklin Street Properties Corp.	5,788	31,487
Highwoods Properties, Inc. (SBI)	5,731	222,420
Hudson Pacific Properties, Inc.	8,559	210,380
JBG SMITH Properties	6,514	221,150
Kilroy Realty Corp.	5,384	335,208
Mack-Cali Realty Corp.	5,015	81,193
Paramount Group, Inc.	11,173	107,819
Piedmont Office Realty Trust, Inc. Class A	6,967	120,877
SL Green Realty Corp.	4,507	239,096
		3,321,761
REITs - Regional Malls - 4.5%
CBL & Associates Properties, Inc. (a)	9,365	2,706
Pennsylvania Real Estate Investment Trust (SBI) (a)	3,225	3,257
Simon Property Group, Inc.	16,946	1,131,484
Tanger Factory Outlet Centers, Inc. (a)	5,014	37,705
Taubman Centers, Inc.	3,382	145,764
The Macerich Co.	5,947	44,424
		1,365,340
REITs - Shopping Centers - 5.4%
Acadia Realty Trust (SBI)	4,846	60,042
Brixmor Property Group, Inc.	16,475	188,639
Federal Realty Investment Trust (SBI)	3,879	323,004
Kimco Realty Corp.	23,350	254,749
Kite Realty Group Trust	4,533	46,373
Ramco-Gershenson Properties Trust (SBI)	4,338	29,585
Regency Centers Corp.	9,254	406,343
Retail Opportunity Investments Corp.	6,461	62,704
Retail Value, Inc.	802	11,605
Seritage Growth Properties (a)	1,809	19,139
SITE Centers Corp.	8,055	48,813
Urban Edge Properties	6,393	73,520
Washington Prime Group, Inc.	10,072	8,660
Weingarten Realty Investors (SBI)	6,704	121,946
		1,655,122
REITs - Storage - 9.0%
CubeSmart	10,682	269,186
Extra Space Storage, Inc.	7,148	630,740
Life Storage, Inc.	2,574	225,457
National Storage Affiliates Trust	3,278	93,357
Public Storage	8,291	1,537,566
		2,756,306
REITs - Warehouse/Industrial - 16.0%
Americold Realty Trust	10,586	323,826
EastGroup Properties, Inc.	2,119	224,614
First Industrial Realty Trust, Inc.	7,008	264,692
Prologis, Inc.	40,751	3,636,215
QTS Realty Trust, Inc. Class A	3,208	200,596
Rexford Industrial Realty, Inc.	6,119	249,166
		4,899,109

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		30,542,106

TOTAL COMMON STOCKS
(Cost $36,629,655)		30,542,106

Money Market Funds - 2.6%
Fidelity Cash Central Fund 0.16% (b)	707,846	708,058
Fidelity Securities Lending Cash Central Fund 0.11%(b)(c)	100,272	100,282
TOTAL MONEY MARKET FUNDS
(Cost $808,340)		808,340
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $37,437,995)		31,350,446
NET OTHER ASSETS (LIABILITIES) - (2.1)%(d)		(651,633)
NET ASSETS - 100%		$30,698,813

Securities Sold Short - 0.0%

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1	June 2020	$145,120	$17,468	$17,468

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Includes $75,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,222
Fidelity Securities Lending Cash Central Fund	7,339
Total	$10,561

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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